Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature
Components of other regional and center support costs

	December 31,	December 31,	December 31,
	2022	2021	2020
Salaries and bonuses	$16,651,595	$12,278,518	$9,798,901
Marketing expenses	10,807,453	6,765,806	6,446,798
Total	$27,459,048	$19,044,324	$16,245,699

Components of corporate, general and administrative costs

	December 31,	December 31,	December 31,
	2022	2021	2020
Salaries and bonuses	$16,185,688	$13,145,385	$10,195,949
Marketing expenses	628,145	623,560	1,030,196
Professional and legal fees	2,870,499	3,435,653	2,603,597
Computer supplies and software	2,342,103	1,386,318	859,100
Transaction costs (note 5)	1,265,225	426,006	—
Travel, meals and entertainment	275,254	211,704	165,217
Conversion instrument	712,479	—	—
Deferral payment expense (note 13)	—	300,000	—
Insurance	879,401	569,471	128,281
Other	1,077,909	568,857	163,021
Total	$26,236,703	$20,666,954	$15,145,361